AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)

Registrant's telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Zebra Small Cap Equity Fund
November 30, 2010 (Unaudited)
	Shares	Value

COMMON STOCK - 90.64%
COMMUNICATIONS - 0.07%
Courier Corp.	71	1,009
Journal Communications, Inc.A	266	1,208
Total Communications		2,217

CONSUMER DISCRETIONARY - 9.58%
Auto Components - 0.39%
Cooper Tire & Rubber Co.	121	2,528
Dorman Products, Inc.A	195	7,704
Ituran Location and Control Ltd.	54	831
Sauer-Danfoss, Inc.A	57	1,732
		12,795
Automobiles - 0.23%
Federal-Mogul Corp.A	243	4,544
Thor Industries, Inc.	103	3,042
		7,586
Distributors - 0.11%
Core-Mark Holding Co, Inc.A	103	3,729

Hotels, Restaurants & Leisure - 1.48%
AFC Enterprises, Inc.A	238	3,161
Ambassadors Group, Inc.	140	1,541
Ameristar Casinos, Inc.	71	1,268
Bob Evans Farms, Inc.	148	4,609
Carrols Restaurant Group, Inc.A	345	2,446
CEC Entertainment, Inc.A	26	976
Cracker Barrel Old Country Store, Inc.	45	2,370
Denny's Corp.A	1,581	5,786
Domino's Pizza, Inc.A	72	1,063
Interval Leisure Group, Inc.A	435	7,207
Jack in the Box, Inc.A	109	2,193
Life Time Fitness, Inc.A	84	3,313
National CineMedia, Inc.	62	1,157
Papa John's International, Inc.A	123	3,150
Speedway Motorsports, Inc.	414	6,098
Texas Roadhouse, Inc.A	150	2,564
		48,902
Household Durables - 1.48%
American Greetings Corp.	45	903
Helen of Troy Ltd.A	328	7,747
HNI Corp.	91	2,424
Interface, Inc.	51	736
Lancaster Colony Corp.	270	14,060
Lifetime Brands, Inc.A	30	442
Matthews International Corp.	237	7,698
National Presto Industries, Inc.	73	8,475
Sealy Corp.A	1,026	3,099
The Toro Co.	36	2,096
Universal Electronics, Inc.A	51	1,401
		49,081
Internet & Catalog Retail - 0.51%
Global Sources Ltd.A	346	3,131
HSN, Inc.A	71	2,013
Insight Enterprises, Inc.A	473	5,965
Systemax, Inc.A	443	5,750
		16,859
Leisure Equipment & Products - 0.72%
Allegiant Travel Co.	41	2,047
Eastman Kodak Co.A	535	2,520
GeoEye, Inc.A	26	1,036
M&F Worldwide Corp.A	604	14,224
RC2 Corp.A	184	4,076
		23,903
Media - 2.12%
APAC Customer Services, Inc.A	593	3,511
CKx, Inc.A	383	1,582
Corus Entertainment, Inc.	477	9,807
Entercom Communications Corp.A	528	4,588
Harte Hanks, Inc.	519	6,456
Lee Enterprises, Inc.A	223	428
Mediacom Communications Corp.A	1,418	11,982
Meredith Corp.	74	2,488
New York Times Co.A	289	2,598
PRIMEDIA, Inc.	754	3,793
Scholastic Corp.	586	16,466
Sinclair Broadcast Group, Inc.	549	4,255
Valassis Communications, Inc.A	35	1,139
Warner Music Group Corp.A	184	887
		69,980
Multiline Retail - 0.33%
99 Cents Only StoresA	78	1,225
Dillards, Inc.	73	2,276
Pricesmart, Inc.	224	7,520
		11,021
Specialty Retail - 1.58%
Aaron Rents, Inc.	138	2,754
America's Car-Mart, Inc.A	106	2,689
Books-A-Million, Inc.	129	822
Buckle, Inc.	92	3,510
Cabela's, Inc.A	137	3,048
Casual Male Retail Group, Inc.A	189	907
Cato Corp.	243	6,939
Destination Maternity Corp.A	84	3,216
DG FastChannel, Inc.A	23	580
Finish Line, Inc.	62	1,107
hhgregg, Inc.A	77	1,930
Interline Brands, Inc.A	210	4,327
Jo-Ann Stores, Inc.A	57	2,761
Jos. A. Bank Clothiers, Inc.A	57	2,567
Monro Muffler Brake, Inc.	25	1,236
PC Connection, Inc.A	174	1,569
Penske Automotive Group, Inc.A	181	2,731
Regis Corp.	71	1,265
Rent-A-Center, Inc.	130	3,619
Shoe Carnival, Inc.A	84	2,330
West Marine, Inc.A	254	2,431
		52,338
Textiles & Apparel - 0.63%
Carter's, Inc.A	72	2,280
Delta Apparel, Inc.A	71	884
Kid Brands, Inc.A	332	3,124
Steven Madden Ltd.A	35	1,584
Timberland Co.A	46	1,140
Unifirst Corp.	133	6,818
Weyco Group, Inc.	90	2,179
Wolverine World Wide, Inc.	96	3,000
		21,009
Total Consumer Discretionary		317,203

CONSUMER STAPLES - 4.37%
Beverages - 0.23%
Coca-Cola Bottling Co Consolidated	50	2,925
National Beverage Corp.	356	4,660
		7,585
Food & Drug Retailing - 0.89%
Arden Group, Inc.	22	1,782
B&G Foods, Inc.	134	1,713
Ingles Markets, Inc.	73	1,361
Ruddick Corp.	96	3,529
Seneca Foods Corp.A	142	3,378
Spartan Stores, Inc.	225	3,681
United Natural Foods, Inc.A	85	3,182
Village Super Market, Inc.	35	1,103
Weis Markets, Inc.	256	9,867
		29,596
Food Products - 1.62%
American Lorain Corp.A	460	1,242
Cal-Maine Foods, Inc.	137	4,200
Diamond Foods, Inc.	26	1,210
Fresh Del Monte Produce, Inc.	841	18,468
Hain Celestial Group, Inc.A	51	1,352
J&J Snack Foods Corp.	138	6,314
Lance, Inc.	36	843
Sanderson Farms, Inc.	44	1,947
SkyPeople Fruit Juice, Inc.A	272	1,327
SunOpta, Inc.A	375	2,599
Tootsie Roll Industries, Inc.	197	5,248
TreeHouse Foods, Inc.A	70	3,478
USANA Health Sciences, Inc.A	124	5,223
		53,451
Household Products - 0.17%
Prestige Brands Holdings, Inc.A	469	5,520

Personal Products - 0.41%
Nu Skin Enterprises, Inc.	73	2,308
Revlon, Inc.A	603	5,982
Steiner Leisure Ltd.A	134	5,389
		13,679
Specialty Retail - 0.12%
Ulta Salon Cosmetics & Fragrance, Inc.A	118	4,124

Tobacco - 0.93%
Alliance One International, Inc.A	3,350	12,999
Universal Corp.	309	12,641
Vector Group Ltd.	284	5,194
		30,834
Total Consumer Staples		144,789

ENERGY - 6.99%
Energy Equipment & Services - 0.40%
Bristow Group, Inc.A	74	3,249
Gulf Island Fabrication, Inc.	72	1,927
Matrix Service Co.A	336	3,337
Newpark Resources, Inc.A	107	612
SEACOR Holdings, Inc.A	18	1,962
Unit Corp.A	57	2,278
		13,365
Oil & Gas - 6.59%
Aegean Marine Petroleum Network, Inc.	95	836
Apco Oil and Gas International, Inc.	160	6,040
Berry Petroleum Co.	62	2,363
BreitBurn Energy Partners LP	270	5,314
Buckeye Partners LP	217	14,771
Callon Petroleum Co.A	1,506	8,916
Capital Product Partners LP	167	1,404
China Integrated Energy, Inc.A	688	5,174
Contango Oil & Gas Co.A	15	836
DCP Midstream Partners LP	45	1,571
Duncan Energy Partners LP	479	15,026
Encore Energy Partners LP	55	1,110
EV Energy Partner LP	35	1,336
Ferrellgas Partners LP	159	4,290
FX Energy, Inc.A	354	2,092
Gastar Exploration Ltd.A	4,289	20,200
Genesis Energy LP	46	1,124
GeoResources, Inc.A	135	2,689
Global Partners LP	123	3,178
Gran Tierra Energy, Inc.A	280	2,092
Gulfport Energy Corp.A	300	5,592
Harvest Natural Resources, Inc.A	420	5,380
Holly Energy Partners LP	139	7,110
Hugoton Royalty Trust	174	3,569
Knightsbridge Tankers Ltd.	178	4,048
North European Oil Royalty Trust	59	1,717
NuStar GP Holdings LLC	323	11,428
Penn Virginia GP Holdings LP	84	2,094
Permian Basin Royalty Trust	329	7,258
Pioneer Southwest Energy Partners LP	297	8,289
Sabine Royalty Trust	110	6,403
San Juan Basin Royalty Trust	92	2,227
Targa Resources Partners LP	54	1,636
Teekay LNG Partners LP	243	8,831
Teekay Offshore Partners LP	426	12,277
Texas Pacific Land Trust	15	577
TransGlobe Energy Corp.A	252	4,186
Transmontaigne Partners LP	121	4,264
Venoco, Inc.A	65	1,132
W&T Offshore, Inc.	664	11,122
Warren Resources, Inc.A	364	1,613
Western Gas Partners LP	163	4,854
Williams Partners LP	41	1,929
		217,898
Total Energy		231,263

FINANCIALS - 26.11%
Banks - 6.51%
1st Source Corp.	192	3,585
Alliance Financial Corp.	12	354
Ames National Corp.	21	410
Arrow Financial Corp.	107	2,990
Bancfirst Corp.	136	5,519
Banco Latinoamericano de Comercio Exterior SA	311	5,051
BancorpSouth, Inc.	66	848
Bank of Marin Bancorp	12	401
Beneficial Mutual Bancorp, Inc.A	440	3,419
BofI Holding, Inc.A	183	2,467
Bryn Mawr Bank Corp.	62	1,041
Camden National Corp.	92	3,303
Cardinal Financial Corp.	103	1,067
Cass Information Systems, Inc.	76	2,687
City Holding Co.	141	4,522
CNB Financial Corp.	73	1,046
Community Bank System, Inc.	244	5,876
Community Trust Bancorp, Inc.	129	3,549
CVB Financial Corp.	126	992
Danvers Bancorp, Inc.	62	946
Dime Community Bancshares, Inc.	349	4,764
Eagle Bancorp, Inc.A	57	722
ESB Financial Corp.	90	1,269
Financial Institutions, Inc.	78	1,424
First Bancorp/Troy NC	154	2,231
First Citizens BancShares, Inc.A	35	6,086
First Financial Bancorp	71	1,173
First Financial Bankshares, Inc.	136	6,578
First Financial Corp.	95	2,863
Flushing Financial Corp.	307	4,114
FNB Corp.	137	1,201
German American Bancorp	65	1,130
Great Southern Bancorp, Inc.	36	805
Hancock Holding Co.	74	2,331
Heartland Financial USA, Inc.	72	1,157
Independent Bank Corp/Rockland MA	169	4,105
International Bancshares Corp.	902	15,513
Investors Bancorp, Inc.A	78	956
KBW, Inc.A	42	975
Kearny Financial Corp.	123	1,057
Lakeland Bancorp, Inc.	108	1,129
Lakeland Financial Corp.	126	2,635
Merchants Bancshares, Inc.	42	1,144
Meridian Interstate Bancorp, Inc.A	84	920
NASB Financial, Inc.	55	707
National Bankshares, Inc.	45	1,189
NBT Bancorp, Inc.	326	7,237
Northfield Bancorp, Inc.	213	2,707
Northwest Bancshares, Inc.	221	2,267
OceanFirst Financial Corp.	196	2,366
Orrstown Financial Services, Inc.	81	2,122
Park National Corp.	130	8,782
Prosperity Bancshares, Inc.A	55	1,790
Provident Financial Services, Inc.	72	992
Provident New York Bancorp	337	3,158
Renasant Corp.	84	1,455
Rockville Financial, Inc.	55	605
S&T Bancorp, Inc.	126	2,472
S.Y. Bancorp, Inc.	102	2,440
Signature Bank/New York NYA	78	3,428
Simmons First National Corp.	128	3,718
Southside Bancshares, Inc.	273	5,711
Suffolk Bancorp	89	2,286
The First of Long Island Corp.	42	1,082
Tompkins Financial Corp.	116	4,450
TowneBank/Portsmouth VA	187	2,887
Trustco Bank Corp NY	612	3,433
Trustmark Corp.	124	2,646
UMB Financial Corp.	310	11,562
Union First Market Bankshares Corp.	90	1,233
United Bankshares, Inc.	208	5,452
Univest Corp. of Pennsylvania	98	1,824
Washington Trust Bancorp, Inc.	141	2,960
WesBanco, Inc.	198	3,451
Westamerica Bancorporation	58	2,835
		215,602
Diversified Financials - 5.18%
American Physicians Service Group, Inc.	106	3,442
BGC Partners, Inc.	538	4,116
BlackRock Kelso Capital Corp.A	666	7,466
Capital Southwest Corp.	55	5,514
Cash America International, Inc.	35	1,267
CBIZ, Inc.A	646	3,889
Cohen & Steers, Inc.	51	1,285
Credit Acceptance Corp.A	394	24,455
Encore Capital Group, Inc.A	206	3,830
Epoch Holding Corp.	83	1,330
ExlService Holdings, Inc.A	144	2,976
Ezcorp, Inc.A	55	1,384
Federal Agricultural Mortgage Corp.	237	3,309
First Cash Financial Services, Inc.A	129	3,714
GAMCO Investors, Inc.A	26	1,145
Home BancShares, Inc.	99	2,049
International Assets Holding Corp.A	42	959
Knight Capital Group, Inc.A	190	2,497
Main Street Capital Corp.	194	3,304
MSCI, Inc.A	9	307
Natural Resource Partners LP	204	6,204
Nelnet, Inc.	955	20,388
NewAlliance Bancshares, Inc.	210	2,801
Och-Ziff Capital Management Group LLC	1,052	14,507
Ocwen Financial Corp.A	199	1,751
Oppenheimer Holdings, Inc.	262	6,181
optionsXpress Holdings, Inc.A	71	1,228
Oritani Financial Corp.	109	1,224
PennantPark Investment Corp.	477	5,581
Portfolio Recovery Associates, Inc.A	34	2,155
Prospect Capital Corp.	90	880
Rodman & Renshaw Capital Group, Inc.A	967	2,301
Stifel Financial Corp.A	67	3,473
Student Loan Corp.	667	19,997
TICC Capital Corp.A	389	4,100
Westwood Holdings Group, Inc.	15	538
		171,547
Insurance - 13.90%
American Equity Investment Life Holding Co.	267	2,932
American Safety Insurance Holdings Ltd.A	206	4,064
Amerisafe, Inc.A	302	5,584
AmTrust Financial Services, Inc.	1,211	19,388
Argo Group International Holdings Ltd.	470	17,334
Baldwin & Lyons, Inc.	204	4,719
Citizens, Inc.A	234	1,638
CNA Surety Corp.A	781	18,354
CNO Financial Group, Inc.A	560	3,276
Crawford & Co.A	330	974
Delphi Financial Group, Inc.	541	13,893
Donegal Group, Inc.	139	2,067
EMC Insurance Group, Inc.	318	7,085
Employers Holdings, Inc.	619	9,997
Enstar Group Ltd.A	302	25,065
FBL Financial Group, Inc.	516	13,788
First Mercury Financial Corp.	503	8,239
Flagstone Reinsurance Holdings SA	2,521	28,864
FPIC Insurance Group, Inc.A	135	4,992
Greenlight Capital Re Ltd.A	707	19,782
Hallmark Financial ServicesA	304	2,669
Harleysville Group, Inc.	345	12,279
Horace Mann Educators Corp.	693	11,317
Infinity Property and Casualty Corp.	213	12,296
Kansas City Life Insurance Co.	88	2,757
Life Partners Holdings, Inc.A	108	2,310
Maiden Holdings Ltd.	767	5,776
Meadowbrook Insurance Group, Inc.	829	7,842
Mercer Insurance Group, Inc.A	69	1,295
Montpelier Re Holdings Ltd.	2,429	47,802
National Interstate Corp.	314	6,484
National Western Life Insurance Co.	50	8,337
Navigators Group, Inc.A	190	9,403
Old Republic International Corp.	196	2,481
OneBeacon Insurance Group Ltd.	490	7,169
Platinum Underwriters Holdings Ltd.	414	17,897
Presidential Life Corp.	266	2,466
RLI Corp.	210	12,176
Safety Insurance Group, Inc.	137	6,413
SeaBright Insurance Holdings, Inc.	83	730
Selective Insurance Group, Inc.	430	7,095
State Auto Financial Corp.	303	4,769
Tower Group, Inc.	386	9,928
United Fire & Casualty, Co.	62	1,286
Unitrin, Inc.	887	20,985
Universal American Corp.	1,366	20,258
Universal Insurance Holdings, Inc.	733	3,570
		459,825
Real Estate - 0.52%
MI Developments, Inc.	453	7,330
ViewPoint Financial Group	103	1,080
WP Carey & Co. LLC	298	8,821
		17,231
Total Financials		864,205

HEALTH CARE - 6.67%
Biotechnology - 0.33%
BioDelivery Sciences International, Inc.A	583	1,609
Cubist Pharmaceuticals, Inc.A	118	2,562
Martek Biosciences Corp.A	42	924
Myriad Genetics, Inc.A	72	1,550
Neogen Corp.A	26	966
Polypore International, Inc.A	55	1,748
Viropharma, Inc.A	92	1,421
		10,780
Health Care Equipment & Supplies - 1.72%
Align Technology, Inc.A	57	997
American Medical Systems Holdings, Inc.A	150	2,690
Atrion Corp.	18	2,955
Exactech, Inc.A	71	1,265
Haemonetics Corp.A	50	2,940
Hillenbrand, Inc.	609	11,759
Immucor, Inc.A	138	2,535
Integra LifeSciences Holdings Corp.A	58	2,515
Invacare Corp.	36	972
Masimo Corp.	119	3,672
Meridian Bioscience, Inc.	46	1,022
Mine Safety Appliances Co.	237	6,830
Nutraceutical International Corp.A	84	1,249
Orthofix International NVA	78	2,121
The Cooper Companies, Inc.	36	1,926
West Pharmaceutical Services, Inc.	242	9,177
Winner Medical Group, Inc.A	200	1,136
Young Innovations, Inc.	35	1,058
		56,819
Health Care Providers & Services - 3.06%
Amsurg Corp.A	325	5,974
Assisted Living Concepts, Inc.A	35	1,058
Catalyst Health Solutions, Inc.A	35	1,502
Centene Corp.A	103	2,395
Continucare Corp.A	681	3,214
Corvel Corp.A	90	4,112
Emergency Medical Services Corp.A	60	2,972
Ensign Group, Inc.	244	5,248
Five Star Quality Care, Inc.A	241	1,547
Gentiva Health Services, Inc.A	112	2,574
Hanger Orthopedic Group, Inc.A	266	5,102
HealthSouth Corp.A	115	2,070
Healthspring, Inc.A	905	24,280
Healthways, Inc.A	270	2,606
Magellan Health Services, Inc.A	68	3,312
MAXIMUS, Inc.	21	1,275
Metropolitan Health Networks, Inc.A	621	2,677
Molina Healthcare, Inc.A	35	889
National Healthcare Corp.	127	5,502
Parexel International Corp.A	117	2,055
PSS World Medical, Inc.A	116	2,390
Res-Care, Inc.A	354	4,683
Rural/Metro Corp.A	107	1,212
Skilled Healthcare Group, Inc.A	453	2,881
Stewart Enterprises, Inc.	214	1,213
Triple-S Management Corp.A	360	6,915
US Physical Therapy, Inc.A	42	806
WellCare Health Plans, Inc.A	34	957
		101,421
Pharmaceuticals - 1.56%
ARIAD Pharmaceuticals, Inc.A	1,494	6,021
China Pharma Holdings, Inc.A	645	1,935
China Sky One Medical, Inc.A	113	828
Cytokinetics, Inc.A	428	946
Impax Laboratories, Inc.A	1,161	20,783
ISTA Pharmaceuticals, Inc.A	567	2,523
Medicis Pharmaceutical Corp.	48	1,265
MWI Veterinary Supply, Inc.A	74	4,521
Par Pharmaceutical Cos., Inc.A	42	1,509
Santarus, Inc.A	1,516	4,184
Synta Pharmaceuticals Corp.A	1,418	6,083
Synutra International, Inc.A	86	1,098
		51,696
Total Health Care		220,716

INDUSTRIALS - 16.00%
Aerospace & Defense - 1.36%
Cubic Corp.	193	8,807
Curtiss-Wright Corp.	388	12,054
Ducommun, Inc.	107	2,395
Hawk Corp.A	30	1,499
Hexcel Corp.A	77	1,321
Kaman Corp.	62	1,747
Moog, Inc.A	318	11,721
Orbital Sciences Corp.A	71	1,157
Triumph Group, Inc.	13	1,094
World Fuel Services Corp.	109	3,281
		45,076
Air Freight & Couriers - 0.37%
Air Transport Services Group, Inc.A	820	6,052
Hub Group, Inc.A	75	2,447
UTi Worldwide, Inc.	200	3,850
		12,349
Airlines - 1.07%
Aircastle Ltd.	1,353	12,962
Alaska Air Group, Inc.A	42	2,310
Copa Holdings SA	62	3,458
Hawaiian Holdings, Inc.A	289	2,283
Pinnacle Airlines Corp.A	533	4,333
Skywest, Inc.	616	9,973
		35,319
Building Products - 0.32%
AAON, Inc.	123	3,155
Griffon Corp.A	72	873
Insituform Technologies, Inc.A	46	1,018
Simpson Manufacturing Co., Inc.	96	2,484
Watsco, Inc.	52	3,134
		10,664
Commercial Services & Supplies - 4.17%
ABM Industries, Inc.	337	7,760
Advance America Cash Advance Centers, Inc.	1,596	7,596
Arbitron, Inc.	30	877
Atlas Air Worldwide Holdings, Inc.A	51	2,783
Brink's Co.	55	1,350
Capella Education Co.A	13	712
Career Education Corp.A	95	1,690
China Education Alliance, Inc.A	265	716
Clean Harbors, Inc.A	51	3,777
Convergys Corp.A	246	3,171
CoStar Group, Inc.A	25	1,319
Deluxe Corp.	762	16,146
Dice Holdings, Inc.A	300	3,390
Dollar Financial Corp.A	124	3,246
Electro Rent Corp.	78	1,156
Ennis, Inc.	285	4,865
G&K Services, Inc.	73	2,025
Geo Group, Inc.A	78	1,880
Healthcare Services Group, Inc.	72	1,139
Herman Miller, Inc.	116	2,499
Iconix Brand Group, Inc.A	141	2,634
IESI-BFC Ltd.	52	1,133
Landauer, Inc.	52	3,412
McGrath Rentcorp	190	5,305
MedQuist, Inc.	542	4,835
Monotype Imaging Holdings, Inc.A	133	1,490
Multi-Color Corp.	73	1,427
PHH Corp.A	44	934
PHI, Inc.A	73	1,234
Pre-Paid Legal Services, Inc.A	104	6,726
Schawk, Inc.	246	4,413
Standard Parking Corp.A	65	1,154
TAL International Group, Inc.	150	4,250
TeleTech Holdings, Inc.A	311	5,897
Tetra Tech, Inc.A	73	1,687
The Corporate Executive Board Co.A	69	2,394
United Stationers, Inc.A	196	12,439
VSE Corp.	85	2,581
Willis Lease Finance Corp.A	171	2,242
Wright Express Corp.A	76	3,273
		137,557
Construction & Engineering - 0.25%
EMCOR Group, Inc.A	131	3,511
Hill International, Inc.A	214	1,109
MasTec, Inc.A	92	1,318
Michael Baker Corp.A	68	2,182
		8,120
Diversified Manufacturing - 0.04%
Barnes Group, Inc.	65	1,241

Electrical Equipment - 1.15%
A.O. Smith Corp.	71	2,778
Belden, Inc.	92	3,062
Brady Corp.	356	11,011
Chase Corp.	35	545
EnerSysA	95	2,868
Franklin Electric Co, Inc.	26	1,012
GT Solar International, Inc.A	731	4,890
II-VI, Inc.A	36	1,470
IPG Photonics Corp.A	55	1,576
LaBarge, Inc.A	99	1,403
Powell Industries, Inc.A	156	5,488
Preformed Line Products	42	1,953
Vishay Precision Group, Inc.A	9	151
		38,207
Industrial Conglomerates - 1.07%
Chemed Corp.	154	9,384
GATX Corp.	92	3,052
Raven Industries, Inc.	125	5,550
ShengdaTech, Inc.A	573	3,432
Standex International Corp.	124	3,708
Tredegar Corp.	207	3,856
Trimas Corp.A	326	6,504
		35,486
Machinery - 1.77%
3D Systems Corp.A	62	1,745
Actuant Corp.	137	3,237
Alamo Group, Inc.	45	1,152
Ampco-Pittsburgh Corp.	161	4,241
Applied Industrial Technologies, Inc.	85	2,540
Blount International, Inc.A	427	6,602
Briggs & Stratton Corp.	62	1,079
Colfax Corp.A	175	2,954
Dionex Corp.A	35	3,191
ESCO Technologies, Inc.	30	1,052
Esterline Technologies Corp.A	59	3,474
Hollysys Automation Technologies Ltd.A	215	2,926
John Bean Technologies Corp.	133	2,454
Kaydon Corp.	69	2,414
L.B. Foster Co.A	45	1,561
Middleby Corp.A	21	1,690
Mueller Industries, Inc.	148	4,513
NACCO Industries, Inc.	56	5,186
Robbins & Myers, Inc.	36	1,116
The Gorman-Rupp Co	90	2,676
Watts Water Technologies, Inc.	35	1,139
Zebra Technologies Corp.A	46	1,676
		58,618
Marine - 3.04%
Alexander & Baldwin, Inc.	46	1,614
CAI International, Inc.A	78	1,595
Danaos Corp.A	453	1,726
Diana Shipping, Inc.A	164	2,212
Excel Maritime Carriers Ltd.A	5,788	32,124
Gulfmark Offshore, Inc.A	30	880
International Shipholding Corp.	76	2,009
Navios Maritime Holdings, Inc.	1,584	8,300
Navios Maritime Partners LP	215	3,990
Paragon Shipping, Inc.	1,306	4,493
Safe Bulkers, Inc.	1,099	8,627
Seaspan Corp.	299	3,791
Ship Finance International Ltd.	1,298	28,180
StealthGas, Inc.A	239	1,214
		100,755
Oil & Gas - 0.05%
North American Energy Partners, Inc.A	194	1,802

Road & Rail - 0.85%
Amerco, Inc.A	210	20,357
Forward Air Corp.	35	963
Genesee & Wyoming, Inc.A	77	3,657
Heartland Express, Inc.	180	2,781
Universal Truckload Services, Inc.A	25	375
		28,133
Trading Companies & Distributors - 0.49%
Textainer Group Holdings Ltd.	435	12,102
WESCO International, Inc.A	85	4,056
		16,158
Total Industrials		529,485

INFORMATION TECHNOLOGY - 7.11%
Communications Equipment - 0.92%
Anaren, Inc.A	62	1,129
Anixter International, Inc.	69	3,855
Arris Group, Inc.A	251	2,513
Bel Fuse, Inc.A	46	1,033
Black Box Corp.	149	5,338
CPI International, Inc.A	186	3,599
InterDigital, Inc.A	86	2,844
IxiaA	78	1,237
Plantronics, Inc.	95	3,398
Symmetricom, Inc.A	209	1,390
Tekelec, Inc.A	83	1,025
ViaSat, Inc.A	46	1,903
Westell Technologies, Inc.A	433	1,286
		30,550
Computers & Peripherals - 0.06%
Mercury Computer Systems, Inc.A	119	2,119

Electronic Equipment & Instruments - 1.56%
Advanced Battery Technologies, Inc.A	582	2,200
Benchmark Electronics, Inc.A	123	1,977
Checkpoint Systems, Inc.A	46	825
Coherent, Inc.A	30	1,239
CTS Corp.	150	1,544
ePlus, Inc.A	65	1,508
Hittite Microwave Corp.A	60	3,434
Littelfuse, Inc.	92	4,257
Measurement Specialties, Inc.A	46	1,177
Multi-Fineline Electronix, Inc.A	195	4,544
Park Electrochemical Corp.	78	2,137
Plexus Corp.A	78	2,117
Rogers Corp.A	83	2,738
Scansource, Inc.A	115	3,355
Teledyne Technologies, Inc.A	343	13,794
Vishay Intertechnology, Inc.A	342	4,877
		51,723
Internet Software & Services - 0.98%
EarthLink, Inc.	129	1,156
Euronet Worldwide, Inc.A	46	753
Internet Brands, Inc.A	217	2,893
Internet Capital Group, Inc.A	941	11,659
j2 Global Communications, Inc.A	205	5,490
K12, Inc.A	36	923
Netgear, Inc.A	42	1,335
United Online, Inc.	1,038	6,607
ValueClick, Inc.A	99	1,538
		32,354
IT Consulting & Services - 1.59%
Acxiom Corp.A	158	2,688
CACI International, Inc.A	60	3,020
Ciber, Inc.A	347	1,166
Exponent, Inc.A	94	3,282
Forrester Research, Inc.A	26	901
iGate Corp.	361	7,220
ManTech International Corp.A	26	1,038
MarketAxess Holdings, Inc.	178	3,238
Sapient Corp.	396	4,724
SRA International, Inc.A	251	4,925
Syntel, Inc.	177	8,450
Telvent GIT SAA	400	9,544
Unisys Corp.A	51	1,153
Virtusa Corp.A	83	1,132
		52,481
Semiconductor Equipment & Products - 1.39%
Amkor Technology, Inc.A	4,211	29,310
Cabot Microelectronics Corp.A	26	1,026
Cymer, Inc.A	35	1,332
International Rectifier Corp.A	140	3,970
Microsemi Corp.A	99	2,192
MKS Instruments, Inc.A	241	4,909
Power Integrations, Inc.	35	1,410
Semtech Corp.A	73	1,707
		45,856
Software - 0.61%
Advent Software, Inc.A	50	2,579
Blackbaud, Inc.	51	1,291
Cognex Corp.	46	1,286
Deltek, Inc.A	478	3,412
Fair Isaac Corp.	51	1,191
Lawson Software, Inc.A	128	1,100
MicroStrategy, Inc.A	11	952
Netscout Systems, Inc.A	51	1,127
Progress Software Corp.A	84	3,240
Renaissance Learning, Inc.	354	4,166
		20,344
Total Information Technology		235,427

MATERIALS - 5.89%
Chemicals - 3.61%
Arch Chemicals, Inc.	210	7,291
Balchem Corp.	96	2,972
Calgon Carbon Corp.A	71	992
Ferro Corp.A	103	1,470
Gulf Resources, Inc.A	316	3,220
H.B. Fuller Co.	448	9,395
Hawkins, Inc.	97	4,222
Innospec, Inc.A	587	12,590
Kronos Worldwide, Inc.A	221	9,322
Minerals Technologies, Inc.	21	1,278
NewMarket Corp.	27	3,397
NL Industries, Inc.A	150	1,764
Olin Corp.	158	2,887
OM Group, Inc.A	36	1,354
Omnova Solutions, Inc.A	595	5,224
PolyOne Corp.A	860	10,716
Quaker Chemical Corp.	45	1,709
Sensient Technologies Corp.	378	12,840
Stepan Co.	116	8,184
Terra Nitrogen Co. LP	79	7,657
WD-40 Co.	136	5,316
Westlake Chemical Corp.	145	5,475
		119,275
Construction Materials - 0.44%
Tutor Perini Corp.	636	12,116
United States Lime & Minerals, Inc.A	58	2,378
		14,494
Containers & Packaging - 0.89%
Graphic Packaging Holding Co.A	2,181	8,113
Greif, Inc.	164	9,584
KapStone Paper and Packaging Corp.A	794	11,688
		29,385
Metals & Mining - 0.75%
Allied Nevada Gold Corp.A	53	1,417
AMCOL International Corp.	196	5,474
Fushi Copperweld, Inc.A	517	4,643
Harry Winston Diamond Corp.A	92	1,166
Kaiser Aluminum Corp.	25	1,173
Penn Virginia Resource Partners LP	318	8,655
Taseko Mines Ltd.A	221	981
Worthington Industries, Inc.	92	1,474
		24,983
Paper & Forest Products - 0.20%
Buckeye Technologies, Inc.	129	2,570
Clearwater Paper Corp.A	12	966
Wausau Paper Corp.	416	3,207
		6,743
Total Materials		194,880

TELECOMMUNICATION SERVICES - 3.17%
Diversified Telecommunication Services - 2.51%
AboveNet, Inc.A	50	2,935
Atlantic Tele-Network, Inc.	62	2,126
B Communications Ltd.A	127	3,843
Cincinnati Bell, Inc.A	3,541	8,640
EchoStar Corp.A	981	19,787
Global Crossing Ltd.A	72	963
HickoryTech Corp.	62	562
Loral Space & Communications, Inc.A	423	30,912
NeuStar, Inc.A	219	5,659
Premiere Global Services, Inc.A	574	4,052
Shenandoah Telecommunications Co.	199	3,481
		82,960
Wireless Telecommunication Services - 0.66%
NTELOS Holdings Corp.	356	6,045
Syniverse Holdings, Inc.A	203	6,204
Telephone and Data Systems, Inc.	97	3,461
USA Mobility, Inc.	370	6,297
		22,007
Total Telecommunication Services		104,967

UTILITIES - 4.68%
Electric Utilities - 2.66%
ALLETE, Inc.	252	8,903
Black Hills Corp.	77	2,337
Brookfield Infrastructure Partners LP	211	4,437
Central Vermont Public Service Corp.	97	1,959
CH Energy Group, Inc.	114	5,317
Cleco Corp.	229	6,946
El Paso Electric Co.A	393	10,352
Empire District Electric Co.	159	3,426
IDACORP, Inc.	180	6,538
MGE Energy, Inc.	179	7,391
Mirant Corp.A	174	1,726
NorthWestern Corp.A	45	1,296
Ormat Technologies, Inc.	91	2,439
PNM Resources, Inc.	103	1,234
Portland General Electric Co.	150	3,176
UIL Holdings Corp.	261	7,666
Unisource Energy Corp.	367	12,908
		88,051
Gas Utilities - 1.55%
Chesapeake Utilities Corp.	91	3,421
Inergy LP	85	3,317
Laclede Group, Inc.	159	5,621
New Jersey Resources Corp.	79	3,406
Northwest Natural Gas Co.	195	9,519
South Jersey Industries, Inc.	88	4,505
Southwest Gas Corp.	393	13,766
Suburban Propane Partners LP	144	7,865
		51,420
Multi-Utilities - 0.30%
Avista Corp.	466	9,958

Water Utilities - 0.17%
California Water Service Group	25	930
Cascal NVA	184	1,143
Middlesex Water Co.	62	1,083
SJW Corp.	98	2,447
		5,603
Total Utilities		155,032

Total Common Stock (Cost $2,816,043)		3,000,184
	Shares
SHORT-TERM INVESTMENTS - 7.62% (Cost $252,151)
JPMorgan U.S. Government Money Market Fund	252,151	252,151

TOTAL INVESTMENTS - 98.26% (Cost $3,068,194)		3,252,335
OTHER ASSETS, NET OF LIABILITIES - 1.74%		57,743
TOTAL NET ASSETS - 100.00%		$3,310,078

Percentages are stated as a percent of net assets.

Futures Contracts

	Number of Contracts	Expiration Date	Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Future	200	December, 2010	290,600	4,784
			290,600	4,784

A Non-income producing security.

Zebra Large Cap Equity Fund
November 30, 2010 (Unaudited)
	Shares	Value

COMMON STOCK - 88.25%
CONSUMER DISCRETIONARY - 7.87%
Auto Components - 0.82%
Johnson Controls, Inc.	200	7,288
LKQ Corp.A	41	885
Magna International, Inc.	152	7,241
TRW Automotive Holdings Corp.A	234	11,113
		26,527
Automobiles - 0.05%
Federal-Mogul Corp.A	85	1,590

Distributors - 0.23%
Genuine Parts Co.	153	7,365

Hotels, Restaurants & Leisure - 0.81%
Choice Hotels International, Inc.	11	410
Darden Restaurants, Inc.	18	881
Icahn Enterprises LP	54	1,864
Las Vegas Sands Corp.A	110	5,509
Marriott International, Inc.	61	2,392
Starbucks Corp.	125	3,825
Starwood Hotels & Resorts Worldwide, Inc.	33	1,876
Wynn Resorts Ltd.	23	2,325
Yum! Brands, Inc.	141	7,060
		26,142
Household Durables - 0.36%
Fortune Brands, Inc.	53	3,132
Garmin Ltd.	166	4,807
Stanley Black & Decker, Inc.	50	2,977
Whirlpool Corp.	10	730
		11,646
Internet & Catalog Retail - 0.10%
priceline.com, Inc.A	8	3,152

Leisure Equipment & Products - 0.07%
Hasbro, Inc.	19	906
Mattel, Inc.A	48	1,240
		2,146
Media - 3.27%
Cablevision Systems Corp.	33	1,045
CBS Corp.	104	1,751
Cinemark Holdings, Inc.	62	1,088
CTC Media, Inc.	114	2,566
John Wiley & Sons, Inc.	42	1,743
Liberty Media Corp - InteractiveA	300	4,638
Liberty Media Holding Corp.A	59	3,397
NetFlix, Inc.A	8	1,647
News Corp.	545	7,434
Omnicom Group, Inc.	90	4,090
Scripps Networks Interactive, Inc.	110	5,605
Shaw Communications, Inc.	600	12,036
The McGraw-Hill Companies, Inc.	319	11,002
The Washington Post Co.	8	3,016
Time Warner Cable, Inc.	312	19,200
Viacom, Inc.	692	26,178
		106,436
Multiline Retail - 0.53%
Costco Wholesale Corp.	132	8,925
Kohl's Corp.A	93	5,247
Macy's, Inc.A	69	1,772
Nordstrom, Inc.	29	1,241
		17,185
Specialty Retail - 1.12%
Bed Bath & Beyond, Inc.A	80	3,499
Best Buy Company, Inc.	124	5,297
Copart, Inc.A	71	2,519
Gap, Inc.	196	4,187
Limited Brands, Inc.	75	2,525
O'Reilly Automotive, Inc.A	9	542
Ross Stores, Inc.	16	1,038
Sherwin-Williams Co.	32	2,373
Signet Jewelers Ltd.A	112	4,461
Staples, Inc.	217	4,776
TJX Cos., Inc.	122	5,565
		36,782
Textiles & Apparel - 0.51%
Coach, Inc.	90	5,089
Gildan Activewear, Inc.A	85	2,557
VF Corp.	107	8,868
		16,514
Total Consumer Discretionary		255,485

CONSUMER STAPLES - 6.68%
Beverages - 0.63%
Brown-Forman Corp.	81	5,299
Coca-Cola Enterprises, Inc.	147	3,550
Dr Pepper Snapple Group, Inc.	72	2,637
Molson Coors Brewing Co.	186	8,863
		20,349
Food & Drug Retailing - 0.77%
Mead Johnson Nutrition Co.	63	3,753
Safeway, Inc.	51	1,172
Sysco Corp.	533	15,468
The Kroger Co.	193	4,545
		24,938
Food Products - 3.71%
Archer-Daniels-Midland Co.	843	24,440
Bunge Ltd.	33	2,007
Campbell Soup Co.	330	11,187
ConAgra Foods, Inc.	255	5,477
Corn Products International, Inc.	76	3,277
Del Monte Foods Co.	255	4,776
General Mills, Inc.	419	14,803
H.J. Heinz Co.	171	8,254
Hershey Co.	38	1,778
Hormel Foods Corp.	159	7,804
JM Smucker Co.	122	7,717
Kellogg Co.	381	18,757
McCormick & Co., Inc.	127	5,589
Sara Lee Corp.	197	2,955
Seaboard Corp.	1	1,862
		120,683
Household Products - 0.51%
Kimberly-Clark Corp.	222	13,739
The Clorox Co.	44	2,720
		16,459
Personal Products - 0.17%
Avon Products, Inc.	130	3,712
Sally Beauty Holdings, Inc.A	49	674
The Esteé Lauder Companies, Inc.	16	1,199
		5,585
Tobacco - 0.89%
Lorillard, Inc.	36	2,865
Reynolds American, Inc.	837	25,897
		28,762
Total Consumer Staples		216,776

ENERGY - 11.28%
Energy Equipment & Services - 1.09%
Baker Hughes, Inc.	74	3,860
Boardwalk Pipeline Partners LP	155	4,805
Cameron International Corp.A	40	1,924
Diamond Offshore Drilling, Inc.	44	2,849
Dresser-Rand Group, Inc.A	34	1,290
FMC Technologies, Inc.A	16	1,348
National Oilwell Varco, Inc.	124	7,600
Noble Corp.	79	2,680
Transocean Ltd.A	97	6,502
Weatherford International Ltd.A	125	2,551
		35,409
Metals & Mining - 0.47%
Cameco Corp.	424	15,378

Oil & Gas - 9.72%
Alliance Holdings GP LP	41	1,870
Anadarko Petroleum Corp.	82	5,261
Buckeye Partners LP	58	3,948
Chesapeake Energy Corp.	110	2,323
Cimarex Energy Co.	11	886
Concho Resources, Inc.A	12	993
Continental Resources, Inc.A	11	588
El Paso Corp.	156	2,104
El Paso Pipeline Partners LP	162	5,365
Enbridge Energy Partners LP	139	8,458
Enbridge, Inc.	568	31,633
Encana Corp.	1,012	28,032
Energy Transfer Equity LP	247	9,771
Enterprise Products Partners LP	975	41,029
EOG Resources, Inc.	43	3,825
EXCO Resources, Inc.	1,141	21,188
Hess Corp.	98	6,865
Magellan Midstream Partners LP	113	6,328
Marathon Oil Corp.	481	16,099
Murphy Oil Corp.	134	9,048
Newfield Exploration Co.A	17	1,136
Nexen, Inc.	581	12,155
Noble Energy, Inc.	29	2,356
NuStar Energy LP	47	3,170
ONEOK Partners LP	64	5,069
Peabody Energy Corp.	46	2,705
Plains All American Pipeline LP	123	7,565
Southwestern Energy Co.A	62	2,244
Spectra Energy Corp.	678	16,116
Spectra Energy Partners LP	31	1,052
Sunoco Logistics Partners LP	45	3,629
Talisman Energy, Inc.A	170	3,261
The Williams Cos Inc	174	3,969
TransCanada Corp.	864	30,525
Ultra Petroleum Corp.A	20	940
Valero Energy Corp.	96	1,870
Williams Partners LP	252	11,857
		315,233
Total Energy		366,020

FINANCIALS - 19.84%
Banks - 0.82%
BB&T Corp.	115	2,668
BOK Financial Corp.	91	4,250
Commerce Bancshares, Inc.A	88	3,304
Fifth Third Bancorp	132	1,577
Hudson City Bancorp, Inc.	69	783
M&T Bank Corp.	39	3,001
New York Community Bancorp, Inc.	57	958
Northern Trust Corp.	72	3,622
Popular, Inc.A	1,228	3,537
Regions Financial Corp.	211	1,135
SunTrust Banks, Inc.	82	1,916
		26,751
Diversified Financials - 3.69%
AllianceBernstein Holding LP	137	3,146
American Capital Ltd.A	1,279	9,196
Ameriprise Financial, Inc.	77	3,992
Ares Capital Corp.	323	5,307
BlackRock, Inc.	12	1,956
Capital One Financial Corp.	101	3,760
CGI Group, Inc.A	459	7,197
Charles Schwab Corp.	200	3,006
CME Group, Inc.A	8	2,304
Discover Financial Services	89	1,627
Franklin Resources, Inc.	188	21,449
IntercontinentalExchange, Inc.A	15	1,691
Invesco Ltd.	137	2,978
Manulife Financial Corp.	224	3,116
Mastercard, Inc.	23	5,452
Morningstar, Inc.A	17	857
NYSE EuronextA	77	2,104
Raymond James Financial, Inc.	66	1,893
SEI Investments Co.	111	2,506
SLM Corp.A	639	7,380
State Street Corp.	427	18,446
T Rowe Price Group, Inc.	80	4,666
TD Ameritrade Holding Corp.	135	2,260
The Western Union Co.	198	3,493
		119,782
Insurance - 14.96%
ACE Ltd.	749	43,832
Aflac, Inc.	248	12,772
Alleghany Corp.A	15	4,519
Allied World Assurance Co. Holdings Ltd.	206	12,100
Allstate Corp.	302	8,791
Alterra Capital Holdings Ltd.	244	4,963
American Financial Group, Inc.	245	7,539
American National Insurance Co.	27	2,147
AON Corp.	275	11,033
Arch Capital Group Ltd.A	163	14,719
Arthur J Gallagher & Co.	38	1,067
Aspen Insurance Holdings Ltd.	175	5,058
Assurant, Inc.	167	5,890
Assured Guaranty Ltd.	267	4,542
Axis Capital Holdings Ltd.	176	6,220
Cincinnati Financial Corp.	239	7,205
CNA Financial Corp.A	545	14,072
Endurance Specialty Holdings Ltd.	165	7,278
Erie Indemnity Co.	58	3,652
Everest Re Group Ltd.	98	8,182
Fidelity National Financial, Inc.	104	1,404
Hanover Insurance Group, Inc.	25	1,132
Hartford Financial Services Group, Inc.	57	1,269
HCC Insurance Holdings, Inc.	184	5,167
Leucadia National Corp.	305	7,918
Lincoln National Corp.	81	1,934
Loews Corp.	645	24,129
Markel Corp.A	11	3,888
Marsh & McLennan Cos, Inc.	460	11,537
Mercury General Corp.	127	5,453
PartnerRe Ltd.	303	23,483
Platinum Underwriters Holdings Ltd.	46	1,989
Principal Financial Group, Inc.	83	2,261
ProAssurance Corp.A	63	3,731
Protective Life Corp.	124	2,916
Prudential Financial, Inc.	529	26,810
Reinsurance Group of America, Inc.	149	7,440
RenaissanceRe Holdings Ltd.	212	12,779
StanCorp Financial Group, Inc.	71	2,954
Sun Life Financial, Inc.	679	18,319
The Chubb Corp.	538	30,671
The Progressive Corp.	745	15,153
Torchmark Corp.	103	5,919
Transatlantic Holdings, Inc.	107	5,414
Travelers Cos., Inc.	751	40,546
UnumProvident Corp.	436	9,370
Validus Holdings Ltd.	288	8,412
W. R. Berkley Corp.	212	5,658
Wesco Financial Corp.	3	1,087
White Mountains Insurance Group Ltd.	11	3,493
Willis Group Holdings plc	227	7,225
		485,042
Real Estate - 0.37%
Brookfield Asset Management, Inc.	403	11,780
Jones Lang LaSalle, Inc.	3	239
		12,019
Total Financials		643,594

HEALTH CARE - 7.34%
Biotechnology - 0.59%
Alexion Pharmaceuticals, Inc.A	12	917
Biogen Idec, Inc.A	75	4,798
Celgene Corp.A	112	6,650
Genzyme Corp.A	46	3,276
Life Technologies Corp.A	53	2,640
Techne Corp.	13	781
		19,062
Health Care Equipment & Supplies - 3.05%
Baxter International, Inc.	176	8,545
Becton, Dickinson & Co.	234	18,236
Bio-Rad Laboratories, Inc.A	23	2,147
C.R. Bard, Inc.	12	1,018
CareFusion Corp.A	109	2,493
Covidien PLC	550	23,138
Edwards Lifesciences Corp.A	4	265
Hospira, Inc.A	141	7,933
Intuitive Surgical, Inc.A	6	1,562
St. Jude Medical, Inc.A	98	3,792
Stryker Corp.	375	18,784
Thermo Fisher Scientific, Inc.A	123	6,256
Varian Medical Systems, Inc.A	16	1,053
Waters Corp.A	12	922
Zimmer Holdings, Inc.A	62	3,054
		99,198
Health Care Providers & Services - 2.73%
Aetna, Inc.	125	3,703
AmerisourceBergen Corp.	37	1,141
Cardinal Health, Inc.	109	3,878
CIGNA Corp.	437	16,086
Coventry Health Care, Inc.A	251	6,355
DaVita, Inc.A	14	1,018
Express Scripts, Inc.A	89	4,636
Humana, Inc.A	295	16,532
Laboratory Corp. of America HoldingsA	14	1,148
McKesson Corp.	142	9,074
Mednax, Inc.A	20	1,224
Quest Diagnostics, Inc.	101	4,981
Service Corp International	111	895
WellPoint, Inc.A	320	17,837
		88,508
Pharmaceuticals - 0.97%
Allergan Inc/United States	93	6,163
Forest Laboratories, Inc.A	467	14,892
Medco Health Solutions, Inc.A	134	8,217
Valeant Pharmaceuticals International, Inc.	49	1,268
Watson Pharmaceuticals, Inc.A	16	780
		31,320
Total Health Care		238,088

INDUSTRIALS - 9.83%
Aerospace & Defense - 4.44%
Elbit Systems Ltd.	83	3,884
General Dynamics Corp.	612	40,446
Goodrich Corp.	36	3,088
L-3 Communications Holdings, Inc.	162	11,393
Lockheed Martin Corp.	323	21,977
Northrop Grumman Corp.	393	24,240
Precision Castparts Corp.	45	6,213
Raytheon Co.	558	25,808
Rockwell Collins Inc.	132	7,400
		144,449
Air Freight & Couriers - 0.40%
CH Robinson Worldwide, Inc.	52	3,833
Expeditors International of Washington, Inc.	49	2,592
FedEx Corp.	71	6,470
		12,895
Airlines - 0.14%
Alaska Air Group, Inc.A	18	990
Delta Air Lines, Inc.A	132	1,806
Southwest Airlines Co.	125	1,665
		4,461
Building Products - 0.05%
Armstrong World Industries, Inc.A	23	1,115
Crane Co.	15	562
		1,677
Commercial Services & Supplies - 1.13%
Dun & Bradstreet Corp.	26	1,959
Genpact Ltd.A	123	1,712
Pitney Bowes, Inc.	251	5,507
Republic Services, Inc.	194	5,459
Rollins, Inc.	39	1,054
Stericycle, Inc.A	11	813
Waste Management, Inc.	464	15,892
Weight Watchers International, Inc.	124	4,246
		36,642
Construction & Engineering - 0.13%
Aecom Technology Corp.A	67	1,726
Fluor Corp.	41	2,371
		4,097
Electrical Equipment - 0.42%
AMETEK, Inc.	80	4,734
Cooper Industries plc	38	2,071
First Solar, Inc.A	15	1,843
Hubbell, Inc.	74	4,185
Roper Industries, Inc.	12	869
		13,702
Electronic Equipment & Instruments - 0.23%
Energizer Holdings, Inc.A	74	5,209
Rockwell Automation, Inc.	33	2,182
		7,391
Industrial Conglomerates - 0.66%
Canadian Pacific Railway Ltd.	163	10,430
Carlisle Cos., Inc.	24	879
Teleflex, Inc.	11	549
Tyco International Ltd.	256	9,700
		21,558
Machinery - 1.73%
CNH Global N.V.	105	4,349
Cummins, Inc.	44	4,273
Danaher Corp.	194	8,391
Deere & Co.	55	4,109
Donaldson Co., Inc.	59	3,203
Dover Corp.	41	2,247
Eaton Corp.	51	4,916
Gardner Denver, Inc.	9	589
IDEX Corp.	16	600
Illinois Tool Works, Inc.	151	7,192
Ingersoll-Rand plcA	54	2,214
ITT Industries, Inc.	41	1,886
Oshkosh Corp.A	170	4,879
PACCAR, Inc.	62	3,339
Parker Hannifin Corp.	48	3,851
		56,038
Marine - 0.02%
Teekay Corp.	19	606

Road & Rail - 0.42%
CSX Corp.	117	7,114
Norfolk Southern Corp.	110	6,619
		13,733
Trading Companies & Distributors - 0.06%
Fastenal Co.	10	535
WW Grainger, Inc.	10	1,250
		1,785
Total Industrials		319,034

INFORMATION TECHNOLOGY - 6.93%
Communications Equipment - 1.36%
Corning, Inc.	1,331	23,504
F5 Networks, Inc.A	12	1,583
Harris Corp.	170	7,521
Juniper Networks, Inc.A	89	3,028
Motorola, Inc.A	391	2,995
Research In Motion Ltd.A	89	5,505
		44,136
Computers & Peripherals - 0.43%
Dell, Inc.A	583	7,706
NetApp, Inc.A	61	3,107
SanDisk Corp.A	40	1,784
Teradata Corp.A	22	904
Western Digital Corp.A	15	503
		14,004
Electronic Equipment & Instruments - 1.13%
Agilent Technologies, Inc.A	108	3,782
Amphenol Corp.	41	2,051
Arrow Electronics, Inc.A	114	3,535
Avnet, Inc.A	194	5,946
AVX Corp.	243	3,477
Ingram Micro, Inc.A	189	3,374
Mettler-Toledo International, Inc.A	26	3,775
Tyco Electronics Ltd.	352	10,708
		36,648
Internet Software & Services - 0.30%
Akamai Technologies, Inc.A	29	1,514
Xerox Corp.	414	4,744
Yahoo! Inc.A	225	3,548
		9,806
IT Consulting & Services - 2.29%
Accenture plc	593	25,689
Automatic Data Processing, Inc.	254	11,321
AutoZone, Inc.A	14	3,632
Broadridge Financial Solutions, Inc.	134	2,759
Cognizant Technology Solutions Corp.A	54	3,509
Computer Sciences Corp.	254	11,336
Fidelity National Information Services, Inc.A	75	2,018
Fiserv, Inc.A	20	1,106
IHS, Inc.A	46	3,327
Lender Processing Services, Inc.	110	3,385
Paychex, Inc.	86	2,454
SAIC, Inc.A	51	781
Total System Services, Inc.	189	2,852
		74,169
Semiconductor Equipment & Products - 0.39%
Altera Corp.	53	1,860
Analog Devices, Inc.	70	2,489
Applied Materials, Inc.	223	2,772
Broadcom Corp.	75	3,336
Marvell Technology Group Ltd.A	109	2,103
		12,560
Software - 1.03%
Activision Blizzard, Inc.	204	2,395
Adobe Systems, Inc.A	89	2,468
Amdocs Ltd.A	188	4,888
BMC Software, Inc.A	12	533
CA, Inc.	152	3,479
Cerner Corp.A	11	966
Check Point Software Technologies Ltd.A	27	1,157
Citrix Systems, Inc.A	29	1,926
DST Systems, Inc.	79	3,386
Intuit, Inc.A	95	4,265
Jack Henry & Associates, Inc.	29	793
Salesforce.com, Inc.A	23	3,202
Symantec Corp.A	132	2,218
VMware, Inc.A	23	1,875
		33,551
Total Information Technology		224,874

MATERIALS - 3.33%
Chemicals - 1.81%
Agrium, Inc.	27	2,166
Air Products & Chemicals, Inc.	63	5,432
Airgas, Inc.A	11	672
Albemarle Corp.A	29	1,569
Celanese Corp.	373	13,800
Ecolab, Inc.	71	3,395
International Flavors & Fragrances, Inc.	74	3,886
Lubrizol Corp.	78	8,156
PPG Industries, Inc.	51	3,976
Praxair, Inc.	40	3,682
RPM International, Inc.	138	2,826
Scotts Miracle-Gro Co.	49	2,448
Sigma-Aldrich Corp.	16	1,012
Solutia, Inc.A	37	791
Terra Nitrogen Co. LP	12	1,163
Valspar Corp.	107	3,535
W.R. Grace & Co.A	17	569
		59,078
Containers & Packaging - 0.63%
AptarGroup, Inc.	71	3,243
Ball Corp.	90	5,929
Bemis Co, Inc.	7	220
Rock-Tenn Co.	13	703
Sealed Air Corp.	161	3,743
Silgan Holdings, Inc.	78	2,671
Sonoco Products Co.	117	3,833
		20,342
Metals & Mining - 0.83%
Agnico-Eagle Mines Ltd.	29	2,341
Alcoa, Inc.	175	2,296
Cliffs Natural Resources, Inc.	26	1,777
Consol Energy, Inc.	36	1,511
Kinross Gold Corp.	117	2,039
Newmont Mining Corp.	30	1,765
Nucor Corp.	55	2,076
Southern Copper Corp.	312	13,081
		26,886
Paper & Forest Products - 0.06%
International Paper Co.	74	1,848

Total Materials		108,154

TELECOMMUNICATION SERVICES - 3.50%
Diversified Telecommunication Services - 3.27%
BCE, Inc.	1,523	51,600
CenturyLink, Inc.	361	15,519
Qwest Communications International, Inc.A	482	3,374
Rogers Communications, Inc.	872	30,887
Sprint Nextel Corp.A	496	1,875
tw telecom, Inc.A	115	1,895
Windstream Corp.A	60	782
		105,932
Wireless Telecommunication Services - 0.23%
American Tower Corp.A	69	3,489
Crown Castle International Corp.A	50	2,077
NII Holdings, Inc.A	22	853
US Cellular Corp.A	26	1,190
		7,609
Total Telecommunication Services		113,541

UTILITIES - 11.65%
Electric Utilities - 8.59%
Alliant Energy Corp.	93	3,377
Ameren Corp.	347	9,966
American Electric Power Co, Inc.	536	19,082
Calpine Corp.A	58	702
CenterPoint Energy, Inc.	174	2,720
Consolidated Edison, Inc.	300	14,511
Constellation Energy Group, Inc.	26	737
Dominion Resources, Inc.	629	26,121
DPL, Inc.	138	3,496
DTE Energy Co.	180	8,019
Edison International	646	23,863
Entergy Corp.	246	17,525
Exelon Corp.	471	18,543
FirstEnergy Corp.	90	3,160
Mirant Corp.A	456	4,524
NextEra Energy, Inc.	520	26,321
Northeast Utilities	72	2,239
NSTAR	105	4,347
OGE Energy Corp.	127	5,653
PG&E Corp.	417	19,570
PPL Corp.	130	3,303
Progress Energy, Inc.	324	14,156
Public Service Enterprise Group, Inc.	790	24,356
TECO Energy, Inc.	98	1,642
The AES CorpA	624	6,745
Wisconsin Energy Corp.	44	2,650
Xcel Energy, Inc.	491	11,539
		278,867
Gas Utilities - 1.97%
AGL Resources, Inc.	115	4,224
AmeriGas Partners LP	62	2,935
Atmos Energy Corp.	102	3,067
Energen Corp.	105	4,575
Kinder Morgan Energy Partners LP	126	8,877
MDU Resources Group, Inc.	233	4,763
National Fuel Gas Co.	76	4,815
Nicor, Inc.	21	908
ONEOK, Inc.	101	5,162
Piedmont Natural Gas Co., Inc.	34	1,006
Sempra Energy	298	14,926
Southern Union Co.	99	2,337
TC Pipelines LP	24	1,116
UGI Corp.	150	4,451
WGL Holdings, Inc.	24	870
		64,032
Multi-Utilities - 1.09%
Duke Energy Corp.	1,546	27,133
SCANA Corp.	140	5,687
Vectren Corp.	96	2,486
		35,306
Total Utilities		378,205

Total Common Stock (Cost $2,709,118)		2,863,771
	Shares
SHORT-TERM INVESTMENTS - 9.87% (Cost $320,431)
JPMorgan U.S. Government Money Market Fund	320,431	320,431

TOTAL INVESTMENTS - 98.12% (Cost $3,029,549)		3,184,202
OTHER ASSETS, NET OF LIABILITIES - 1.88%		61,084
TOTAL NET ASSETS - 100.00%		$3,245,286

Percentages are stated as a percent of net assets.

Futures Contracts

	Number of Contracts	Expiration Date	Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Mini E Index Future	400	December, 2010	235,920	(1,818)
			235,920	(1,818)

A Non-income producing security.

Evercore Small Cap Equity Fund
November 30, 2010 (Unaudited)
	Shares	Value

COMMON STOCK - 97.70%
CONSUMER DISCRETIONARY - 15.58%
Auto Components - 4.03%
Federal Signal Corp.A	8,260	52,947
Stoneridge, Inc.A	2,031	26,403
		79,350
Hotels, Restaurants & Leisure - 1.69%
Cedar Fair LPA	2,263	33,311

Household Durables - 2.75%
La-Z-Boy, Inc.A	7,190	54,141

Specialty Retail - 7.11%
Asbury Automotive Group, Inc.A	4,490	70,672
Talbots, Inc.A	6,000	69,000
		139,672
Total Consumer Discretionary		306,474

CONSUMER STAPLES - 8.94%
Lance, Inc.	2,550	59,696
Smithfield Foods, Inc.A	3,130	55,119
TreeHouse Foods, Inc.A	1,230	61,106
Total Consumer Staples		175,921

ENERGY - 9.50%
Energy Equipment & Services - 2.47%
Newpark Resources, Inc.A	8,490	48,563

Oil & Gas - 7.03%
Comstock Resources, Inc.A	2,610	63,945
SandRidge Energy, Inc.A	2,956	15,253
SM Energy Co.	1,190	59,131
		138,329
Total Energy		186,892

FINANCIALS - 25.20%
Banks - 14.27%
Eagle Bancorp, Inc.A	3,413	43,243
FBR Capital Markets Corp.A	16,280	58,934
Oriental Financial Group, Inc.	4,780	55,448
PrivateBancorp, Inc.A	4,870	59,219
Sterling Bancorp	4,660	43,757
Synovus Financial Corp.	9,630	19,940
		280,541
Diversified Financials - 10.93%
Affiliated Managers Group, Inc.A	640	55,942
CapitalSource, Inc.	10,180	65,763
Investment Technology Group, Inc.A	1,960	28,812
MF Global Holdings Ltd.A	8,220	64,527
		215,044
Total Financials		495,585

HEALTH CARE - 7.59%
Health Care Equipment & Supplies - 2.00%
Orthofix International NVA	1,450	39,426

Health Care Providers & Services - 5.59%
BioScrip, Inc.A	11,640	46,793
Healthspring, Inc.A	2,350	63,050
		109,843
Total Health Care		149,269

INDUSTRIALS - 17.66%
Commercial Services & Supplies - 8.82%
Atlas Air Worldwide Holdings, Inc.A	900	49,104
Bally Technologies, Inc.A	1,640	64,239
Convergys Corp.A	4,680	60,325
		173,668
Construction & Engineering - 5.93%
MasTec, Inc.A	4,580	65,631
Orion Marine Group, Inc.A	3,790	50,938
		116,569
Machinery - 2.91%
Albany International Corp.	2,710	57,181

Total Industrials		347,418

INFORMATION TECHNOLOGY - 7.11%
Electronic Equipment & Instruments - 2.51%
Kopin Corp.A	12,271	49,329

Semiconductor Equipment & Products - 2.14%
FSI International, Inc.A	5,230	18,462
Ultratech, Inc.A	1,290	23,697
		42,159
Software - 2.46%
Emdeon, Inc.A	3,882	48,409

Total Information Technology		139,897

MATERIALS - 3.14%
Solutia, Inc.A	2,890	61,788

TELECOMMUNICATION SERVICES - 2.98%
Aviat Networks, Inc.A	14,170	58,664

Total Common Stock (Cost $1,748,856)		1,921,908
	Shares
SHORT-TERM INVESTMENTS - 2.90% (Cost $57,124)
JPMorgan U.S. Government Money Market Fund	57,124	57,124

TOTAL INVESTMENTS - 100.60% (Cost $1,805,980)		1,979,032
LIABILITIES, NET OF OTHER ASSETS - (0.60%)		(11,751)
TOTAL NET ASSETS - 100.00%		$1,967,281

Percentages are stated as a percent of net assets.

A Non-income producing security.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

Various inputs may be used to determine the value of the Funds' investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of July 31, 2010 the Funds’ investments were classified as follows (in thousands):

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,000	$ -	$ -	$ 3,000
Short Term Investments	252	-	-	252
Total Investments in Securities	$ 3,252	$ -	$ -	$ 3,252

Futures Contracts	$ 5	-	-	$ 5

Zebra Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,864	$ -	$ -	$ 2,864
Short Term Investments	320	-	-	320
Total Investments in Securities	$ 3,184	$ -	$ -	$ 3,184

Futures Contracts	$ (1)	-	-	$ (1)

Evercore Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,922	$ -	$ -	$ 1,922
Short Term Investments	57	-	-	57
Total Investments in Securities	$ 1,979	$ -	$ -	$ 1,979

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date.  The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable.  The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract.  The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities.  Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates.  Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.  Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2010, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Zebra Small Cap Equity	$ 3,068,219	$ 228,277	$ (44,161)	$ 184,116
Zebra Large Cap Equity	3,029,550	181,918	(27,266)	154,652
Evercore Small Cap Equity	1,805,980	218,943	(45,891)	173,052

ITEM 2. CONTROLS AND PROCEDURES.
(a)  Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the   disclosure controls and procedures of the Trust are effective.

(b)  There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected,  or were reasonably likely to materially affect, the Trust's internal  control over financial reporting.

ITEM 3. EXHIBITS.
(a)  A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:

    Gene L. Needles, Jr.
    President

Date: January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

    Gene L. Needles, Jr.
    President

Date: January 28, 2011

By:

    Melinda G. Heika
    Treasurer

Date: January 28, 2011